Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Revenues	$ 5,984	$ 5,906
Adjusted EBITDA	1,975	1,493
Fair value adjustments (see note 5)	10	0
Depreciation	(184)	(154)
Other operating gains, net	736	423
Operating profit	1,929	1,199
Net interest expense	(195)	(163)
Other finance income (costs)	30	(65)
Share of post-tax losses in equity method investments	(544)	(599)
Tax (expense) benefit	(71)	1,198
Earnings from continuing operations	1,149	1,570
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	2,535	2,433
Adjusted EBITDA	1,001	895
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	1,367	1,308
Adjusted EBITDA	460	412
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	836	843
Adjusted EBITDA	330	318
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	628	630
Adjusted EBITDA	73	68
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	620	693
Adjusted EBITDA	242	294
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(2)	(1)
Corporate costs [member]
Disclosure of operating segments [Line Items]
Adjusted EBITDA	(131)	(494)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(485)	(449)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (123)	$ (114)